File Number:
85-05003

For the reporting period ended December 31, 2003

05042788

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

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FORM TA-2/A

FORM FOR REPORTING ACTIVITIES OF TRANSFER AGENTS REGISTERED PURSUANT TO SECTION 17A OF THE SECURITIES EXCHANGE ACT OF 1934

ATTENTION: INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACT CONSTITUTE FEDERAL CRIMINAL VIOLATIONS. See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)

RECEIVED APR 15 2005

1. Full name of Registrant as stated in Question 3 of Form TA-1:
(Do not use Form TA-2 to change name or address.)

State Street Bank and Trust Company

2. a. During the reporting period, has the Registrant engaged a service company to perform any of its transfer agent functions? (Check appropriate box.)

☐ All ☒ Some ☐ None

b. If the answer to subsection (a) is all or some, provide the name(s) and transfer agent file number(s) of all service company(ies) engaged:

Name of Transfer Agent(s):	File No. (beginning with 84- or 85-):
DST Systems, Inc.	84-00448
Boston Financial Data Services	84-00896
National Financial Data Services, Inc.	84-01078
Scudder Investment Service Company	84-01713
Equiserve, Inc.	84-05925
LM Fund Services, Inc.	84-05871

PROCESSED MAY 05 2005 THOMSON FINANCIAL

c. During the reporting period, has the Registrant been engaged as a service company by a named transfer agent to perform transfer agent functions?

☒ Yes ☐ No

d. If the answer to subsection (c) is yes, provide the name(s) and file number(s) of the named transfer agent(s) for which the Registrant has been engaged as a service company to perform transfer agent functions: (If more room is required, please complete and attach the Supplement to Form TA-2.)

Name of Transfer Agent(s):	File No. (beginning with 84- or 85-):
Frank Russell Investment Management Company	84-01626
Goldman Sachs & Co.	84-01100
Phoenix Equity Planning Co.	84-05491
Citicorp Trust Bank, FSB	84-06027

11. a. During the reporting period, provide the date of all database searches conducted for lost securityholder accounts listed on the transfer agent's master securityholder files, the number of lost securityholder accounts for which a database search has been conducted, and the number of lost securityholder accounts for which a different address has been obtained as a result of a database search:

Date of Database Search	Number of Lost Securityholder Accounts Submitted for Database Search	Number of Different Addresses Obtained from Database Search

b. Number of lost securityholder accounts that have been remitted to states during the reporting period: .... ____________

SIGNATURE: The Registrant submitting this Form, and the person signing the Form, hereby represent that all the information contained in the Form is true, correct, and complete.

Manual signature of Official responsible for Form:	Title: Vice President Telephone number: 617-662-4515
Name of Official responsible for Form: (First name, Middle name, Last name) Kevin Robert Powers	Date signed (Month/Day/Year): April 13, 2005

STATE STREET.
For Everything You Invest In

IS Legal LCC 2S
Lafayette Corporate Center
2 Avenue de Lafayette
Boston, MA 02111-1724

P.O. Box 351
Boston, MA 02101-0351

Telephone: 617 662 2868
Facsimile: 617 662 2919

April 14, 2005

SEC MAIL PROCESSING SECTION
RECEIVED
APR 15 2005
WASH. D.C.
179

VIA OVERNIGHT MAIL

Securities and Exchange Commission
450 5th Street, N.W.
Washington, D.C. 20549-0013
Attention: Filing Desk

Re: State Street Bank and Trust Company/TA (File no. 85-5003)
Form TA-2/A for year ended December 31, 2003

Dear Filing Clerk:

On behalf of State Street Bank and Trust Company (File no. 85-5003) (the "Registrant"), enclosed for filing is one originally executed and two copies of Form TA-2/A for the year ended December 31, 2003. The responses to questions 2 b, c and d have been amended to reflect those: (i) service companies that perform transfer agent functions on behalf of the Registrant, and (ii) named transfer agents that have engaged Registrant to perform transfer agent functions, some of which were inadvertently omitted from the initial filing. The remainder of the Form TA-2 for the year ended December 31, 2003 remains unchanged from the initial filing.

By copy of this letter, we are also filing a copy of the Form TA-2/A with the Board of Governors of the Federal Reserve System, the Company's "appropriate regulatory agency" as that term is defined under Section 17A of the Securities Exchange Act of 1934.

Kindly stamp the enclosed extra copy of the filing as evidence of your receipt thereof and return it to me in the enclosed self-addressed stamped envelope. Please call me at (617) 662-1137 if you have any questions or would like to discuss the enclosed.

Sincerely,

Veronica Greenbaum

Enclosure

cc: Board of Governors of the Federal Reserve System (w/encl.)
Transfer Agent Records - Stop 183
Washington D.C. 20551

Nancy Grady, Senior Vice President (w/encl.)
Kevin R. Powers, Vice President (w/encl.)